ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Schedule Of Other Current Assets [Table Text Block]
	December 31,
	2 0 1 2	2 0 1 1
	U.S. $ in thousands

Government institutions	108	76
Grants receivable from the CSO	634	236
	742	312